Employee Benefits - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of defined benefit plans [line items]
Net period cost of other employee benefits	$ (4,285,693)	$ (4,606,856)	$ (4,540,925)
Net pension plan liability and plan assets	$ (107,944,581)	(98,020,192)	(106,638,436)	$ (73,536,544)
Defined contribution plan, payment		(176,702)	(172,424)
Severance benefit obligations, description	Severance benefit obligations for employees hired before January 1, 2003 are covered by defined benefit plans. Upon termination by Telekom Austria or retirement, eligible employees receive severance payments equal to a multiple of their monthly compensation which comprises fixed compensation plus variable elements such as overtime or bonuses. Maximum severance is equal to a multiple of twelve times the eligible monthly compensation. Up to three months of benefits are paid upon termination, with any benefit in excess of that amount being paid in monthly installments over a period not exceeding ten months. In case of death, the heirs of eligible employees receive 50% of the severance benefits.
Severance benefits, in case of death	50.00%
Telmexs [member]
Disclosure of defined benefit plans [line items]
Net pension plan liability and plan assets	$ 182,539,376	$ 179,871,258
Rate of equity instruments		31.60%
Rate of debt instruments	32.00%
Recorded of pension plan re-measurement value in defined pension plan	$ 12,394,617	$ (26,940,226)
Increase in fair value of related party pension plan investments	$ (437,663)	3,071,275
Plan description	A percentage of the Telmex's employees are covered under defined benefit pension plans and seniority premiums. Pension benefits and seniority premiums are determined on the basis of compensation received by employees in their final year of employment, their seniority, and their retirement age. Telmex has set up an irrevocable trust fund to finance these employee benefits and has adopted the policy of making contributions to such fund when it is considered necessary.
Telekom Austria [member]
Disclosure of defined benefit plans [line items]
Defined benefits plan, eligibility retirement date	Jan. 01, 1975
Telekom Austria [member] | Unfunded Pension Plans [member]
Disclosure of defined benefit plans [line items]
Benefit determination maximum percentage on salary before retirement	80.00%
Telekom Austria [member] | Defined Contribution Plans [member]
Disclosure of defined benefit plans [line items]
Annual expense of defined contribution plan	$ 256,507	258,891	252,368
Telekom Austria [member] | Defined Contribution Plans [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Defined contribution plan, percentage on salary	5.00%
Mexico [member]
Disclosure of defined benefit plans [line items]
Net period cost of other employee benefits	$ 165,884	200,455	160,835
Other employee benefits	$ 1,055,625	$ 843,467
Rate of equity instruments	61.00%	65.00%
Rate of debt instruments	39.00%	35.00%
Ecuador [member]
Disclosure of defined benefit plans [line items]
Net period cost of other employee benefits	$ 152,335	$ 41,380	58,042
Employee benefits	$ 403,194	267,705
Austria [member]
Disclosure of defined benefit plans [line items]
Service award description	Civil servants and certain employees are eligible to receive certain service awards. Under such plans, eligible employees receive a cash bonus of two months’ salary after 25 years of service and four months’ salary after 40 years of service. Employees with at least 35 years of service when retiring (at the age of 65) or who are retiring under a specific legal regime are eligible to receive four monthly salaries. The compensation is accrued as earned over the period of service, taking into account the employee turnover rate.
Service period to receive bonus, description	After 25 years
Service period to receive bonus, description	After 40 years
Contributions to social security, net of the share contributed by civil servants	$ 667,077	$ 657,563
Percentage of contribution to active civil servants	15.75%	12.55%
Contributions to the government, net of the share contributed by civil servants	$ 642,080	$ 836,655
Austria [member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Service period to receive bonus, description	35 years of service when retiring (at the age of 65)
Austria [member] | Defined Contribution Plans [member]
Disclosure of defined benefit plans [line items]
DCP liability	$ 120,892	$ 130,689
Austria [member] | Telekom Austria [member]
Disclosure of defined benefit plans [line items]
Defined contribution plan, percentage on salary	1.53%
Percentage of contribution to social security	12.55%	12.55%
Austria [member] | Telekom Austria [member] | Defined Contribution Plans [member]
Disclosure of defined benefit plans [line items]
Defined contribution plan, payment	$ 46,084	$ 44,217
Brazil [member]
Disclosure of defined benefit plans [line items]
Net period cost of other employee benefits	93,742	65,101	23,121
Employee benefits	$ 650,815	$ 522,221
Rate of equity instruments	6.00%	4.00%
Rate of debt instruments	88.00%	90.00%
Cost of labor	$ 374	$ (935)	$ 198
Brazil [member] | Claro Brasil [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Employer contributions to the plan	8.00%
Brazil [member] | Claro Brasil [member] | Defined Contribution Plans [member]
Disclosure of defined benefit plans [line items]
Unfunded liability, payment term	20 years
Unpaid balances adjustments	Unpaid balances are adjusted monthly based on the yield of the asset portfolio at that date and is increased based on the General Price Index of Brazil plus 6 percentage points per year
Increased percentage per year	6.00%
DCP liability	$ 136,402	$ 165,541
Brazil [member] | Claro Brasil [member] | Participants enrolled before October 31st, 2014 [member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Defined contribution plan, percentage on salary	3.00%
Brazil [member] | Claro Brasil [member] | Participants enrolled before October 31st, 2014 [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Defined contribution plan, percentage on salary	8.00%
Brazil [member] | Claro Brasil [member] | Participants enrolled after October 31st, 2014 [member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Defined contribution plan, percentage on salary	1.00%
Brazil [member] | Claro Brasil [member] | Participants enrolled after October 31st, 2014 [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Defined contribution plan, percentage on salary	7.00%